Expense Example - Investor P - iShares S&P 500 Index Fund - Investor P Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	$ 945